Intangible assets - Schedule of Sensitivity Of The Impairment Testing To Reasonably Possible Changes In Both Assumptions (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€)
Thom Browne
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 484	€ 454
WACC (bps)	8.81%	8.41%
Growth rate (bps)	3.00%	3.00%
EBITDA CAGR (%) vs. 2023	15.90%	20.80%
WACC +100 bps	0.0317	0.0362
Growth rate -50 bps	0.0403	0.0372
EBITDA -500 bps	0.0405	0.0381
CGU Thom Browne Korea Ltd.
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 31
WACC (bps)	9.05%
Growth rate (bps)	3.00%
WACC +100 bps | employee	0.0022
Growth rate -50 bps | employee	0.0027
EBITDA -500 bps | employee	0.0025
CGU Gruppo Dondi S.p.A.
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 51	€ 66
WACC (bps)	9.55%	8.78%
Growth rate (bps)	3.00%	3.00%
EBITDA CAGR (%) vs. 2023	15.50%	7.00%
WACC +100 bps	0.0039	0.0052
Growth rate -50 bps	0.0045	0.0059
EBITDA -500 bps	0.0046	0.0061
Bonotto S.p.A.
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 6	€ 3
WACC (bps)	9.55%	8.78%
Growth rate (bps)	3.00%	3.00%
EBITDA CAGR (%) vs. 2023	(9.50%)	(1.00%)
WACC +100 bps	0.0003	0
Growth rate -50 bps	0.0005	0.0002
EBITDA -500 bps	0.0005	0.0002
CGU In.Co. S.p.A.
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 39	€ 110
WACC (bps)	9.55%	8.78%
Growth rate (bps)	3.00%	3.00%
EBITDA CAGR (%) vs. 2023	11.20%	2.20%
WACC +100 bps	0.0020	0.0085
Growth rate -50 bps	0.0030	0.0098
EBITDA -500 bps	0.0030	0.0098
Tessitura Ubertino S.r.l.
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 20	€ 22
WACC (bps)	9.55%	8.78%
Growth rate (bps)	3.00%	3.00%
EBITDA CAGR (%) vs. 2023	(2.80%)	6.60%
WACC +100 bps	0.0016	0.0018
Growth rate -50 bps	0.0018	0.0020
EBITDA -500 bps	0.0018	0.0021